Earnings Per Share/Unit (Tables)	12 Months Ended
Dec. 31, 2010
Calculation Of Earnings Per Share

	For the Years Ended December 31,
	2010	2009	2008
Numerator:
Income from continuing operations	$13,228	$33,670	$18,590
Non-controlling interests' share in continuing operations	(99)	(36)	(29)
Participating securities' share in earnings	(1,254)	(1,506)	(1,745)

Income from continuing operations, less participating securities' share in earnings	11,875	32,128	16,816
Income from discontinued operations	9,784	2,697	14,143
Non-controlling interests' share in discontinued operations	—	(1)	(4)

Income from discontinued operations attributable to MPT common stockholders	9,784	2,696	14,139

Net income, less participating securities' share in earnings	$21,659	$34,824	$30,955

Denominator:
Basic weighted-average common shares	100,706	78,117	62,027
Dilutive stock options	2	—	8

Diluted weighted-average common shares	100,708	78,117	62,035

MPT Operating Partnership, L.P. [Member]
Calculation Of Earnings Per Share

	For the Years Ended December 31,
	2010	2009	2008
Numerator:
Income from continuing operations	$13,303	$33,733	$18,590
Non-controlling interests' share in continuing operations	(99)	(36)	(29)
Participating securities' share in earnings	(1,254)	(1,506)	(1,745)

Income from continuing operations, less participating securities' share in earnings	11,950	32,191	16,816

	For the Years Ended December 31,
	2010	2009	2008
Income from discontinued operations	9,784	2,697	14,143
Non-controlling interests' share in discontinued operations	—	(1)	(4)

Income from discontinued operations attributable to MPT Operating Partnership partners	9,784	2,696	14,139

Net income, less participating securities' share in earnings	$21,734	$34,887	$30,955

Denominator:
Basic weighted-average units	100,706	78,117	62,027
Dilutive options	2	—	8

Diluted weighted-average units	100,708	78,117	62,035